NOTES PAYABLE	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
NOTES PAYABLE [Text Block]

7. NOTE PAYABLE

Promissory note

The promissory note bears interest at 5% per annum payable monthly. Principal installments are due the last day of the month following the month production commenced and inventory was shipped offsite. Production and shipments commenced in October 2011 and the first principal installment was due on November 30, 2011. During the quarter ended June 30, 2012 the Company paid $213,193 in principal payments. All unpaid principal and accrued interest, if any, is due and payable on May 21, 2013. The aggregate balance due on the note as of June 30, 2012 is $1,084,258.

8. NOTES PAYABLE:

Promissory notes

The promissory notes bear interest at 5% per annum payable monthly. Principal installments are due monthly, commencing on the date in which BMC is required to commence production royalty payments. Payments on the notes are interest only until production commences. During the year ended March 31, 2012 the Company paid $302,549 in principal payments. All unpaid principal and accrued interest, if any, is due and payable on May 21, 2013. The aggregate balance due on the notes as of March 31, 2012 is $1,376,479.

The debt offering costs in connection with the Bridge Loan facility (see Note 11) totalled $312,549 paid in cash. Due to the closing of this facility at year end, no costs were yet amortized to interest expense.